CLAYMORE EXCHANGE-TRADED FUND TRUST 2

                  CLAYMORE/ROBB REPORT GLOBAL LUXURY INDEX ETF

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS FOR THE ABOVE LISTED FUND:

Effective December 10, 2007, the Claymore/Robb Report Global Luxury Index ETF will change its listing from the New York Stock Exchange to the New York Stock Exchange Arca. As of such date, all references to the Fund's listing on the New York Stock Exchange are hereby replaced with references to listing on the New York Stock Exchange Arca.

                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


December 6, 2007

                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2

                  CLAYMORE/ROBB REPORT GLOBAL LUXURY INDEX ETF

SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION FOR THE ABOVE LISTED FUND:

Effective December 10, 2007, the Claymore/Robb Report Global Luxury Index ETF will change its listing from the New York Stock Exchange to the New York Stock Exchange Arca. As of such date, all references to the Fund's listing on the New York Stock Exchange are hereby replaced with references to listing on the New York Stock Exchange Arca.

                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


December 6, 2007